IN MOTION TECHNOLOGY (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Summary of the amounts of the assets acquired and liabilities assumed recognized at the acquisition date
The following table summarizes the preliminary values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	3,563
Accounts receivable	237
Other assets	111
Identifiable intangible assets	2,540
Goodwill	920
7,371
Liabilities assumed
Accounts payable and accrued liabilities	392
Deferred income taxes	534
Fair value of net assets acquired	6,445

$
Assets acquired
Cash	1,852
Accounts receivable	1,754
Inventory	2,375
Other assets	124
Identifiable intangible assets	3,926
Goodwill	1,782
11,813
Liabilities assumed
Accounts payable and accrued liabilities	1,458
Deferred income taxes	1,228
Fair value of net assets acquired	9,127

	€	$
Assets acquired
Cash	214	241
Accounts receivable	1,026	1,156
Prepaids and other assets	107	120
Property and equipment	1,041	1,173
Identifiable intangible assets	5,071	5,713
Goodwill	9,922	11,179
	17,381	19,582
Liabilities assumed
Accounts payable and accrued liabilities	1,715	1,932
Deferred income tax	1,690	1,905
Fair value of net assets acquired	13,976	15,745

$
Assets acquired
Accounts receivable	551
Prepaid and other assets	59
Inventory	133
Property and equipment	1,388
Identifiable intangible assets	5,499
Goodwill	3,706
11,336
Liabilities assumed
Accounts payable and accrued liabilities	1,034
Deferred revenue	78
Fair value of net assets acquired	10,224

$
Assets acquired
Cash	3,139
Accounts receivable	2,795
Prepaid and other assets	270
Inventory	75
Property and equipment	275
Identifiable intangible assets	50,231
Goodwill	45,593
102,378
Liabilities assumed
Accounts payable and accrued liabilities	4,437
Deferred revenue	172
Deferred income tax	6,181
Fair value of net assets acquired	91,588

$
Assets acquired
Cash	2,255
Accounts receivable	5,189
Prepaid and other assets	329
Inventory	1,059
Property and equipment	84
Identifiable intangible assets	13,529
Goodwill	8,697
31,142
Liabilities assumed
Accounts payable and accrued liabilities	2,817
Deferred revenue	1,772
Deferred income tax	445
Fair value of net assets acquired	26,108

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	$
Customer relationships	3.5 years	2,090
Existing technology	4 years	450
		2,540

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	$
Customer relationships	5 years	2,640
Existing technology	4 years	973
In-process research and development		313
		3,926

	Estimated useful life	€	$
Customer relationships	11 years	3,379	3,807
Existing technology	4.5 years	1,692	1,906
		5,071	5,713

	Estimated useful life	$
Brand	20 years	1,169
Customer relationships	10 years	2,352
Existing technology	5 years	1,978
		5,499

	Estimated useful life	$
Brand	20 years	4,820
Customer relationships	12 years	34,571
Existing technology	4 years	3,411
In-process research and development	8 years	7,429
		50,231

	Estimated useful life	$
Backlog	7 months	358
Customer relationships	13 years	8,739
Existing technology	7 years	3,144
In-process research and development	5 years	1,288
		13,529

Schedule of unaudited pro forma results

	2015	2014
Pro forma information
Revenue	$608,516	$569,340
Earnings (loss) from operations	8,861	(4,719)
Net loss	(3,652)	(15,339)

Basic and diluted loss per share (in dollars)	$(0.11)	$(0.49)

	2014	2013
Pro forma information
Revenue	$550,279	$457,152
Loss from operations	(7,507)	(18,233)
Net earnings (loss)	(17,559)	54,875

Basic and diluted earnings (loss) per share (in dollars)	$(0.56)	$1.78